Segmental information (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Schedule of segmental information for the consolidated income statement - continuing operations
(a) Segmental information for the consolidated income statement – continuing operations

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2019
Sales	5,074	5,132	2,235	1,444	5,356	1,739	(1,739)	19,241	53	19,294
Net sales
At budgeted exchange rates(i)	4,034	2,951	1,529	1,095	2,656	1,843	(1,738)	12,370	54	12,424
Acquisitions and disposals	88	1	1	1	1	—	—	92	—	92
ISC allocation	11	63	5	15	11	(105)	—	—	—	—
Retranslation to actual exchange rates	327	(76)	62	19	20	1	(1)	352	(1)	351
Net sales	4,460	2,939	1,597	1,130	2,688	1,739	(1,739)	12,814	53	12,867
Operating profit/(loss)
At budgeted exchange rates(i)	1,755	972	257	312	671	139	—	4,106	(186)	3,920
Acquisitions and disposals	29	(1)	—	—	—	—	—	28	—	28
ISC allocation	13	72	6	32	16	(139)	—	—	—	—
Retranslation to actual exchange rates	151	(29)	12	21	16	—	—	171	(3)	168
Operating profit/(loss) before exceptional items	1,948	1,014	275	365	703	—	—	4,305	(189)	4,116
Exceptional items	—	(18)	—	—	(35)	—	—	(53)	(21)	(74)
Operating profit/(loss)	1,948	996	275	365	668	—	—	4,252	(210)	4,042
Non-operating items										144
Net finance charges										(263)
Share of after tax results of associates and joint ventures
- Moët Hennessy										310
- Other										2
Profit before taxation										4,235

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2018
Sales	4,671	5,232	2,083	1,352	5,042	1,457	(1,457)	18,380	52	18,432
Net sales
At budgeted exchange rates(i)	4,138	2,821	1,467	1,064	2,555	1,512	(1,425)	12,132	48	12,180
Acquisitions and disposals	50	—	—	—	—	—	—	50	—	50
ISC allocation	11	53	4	11	8	(87)	—	—	—	—
Retranslation to actual exchange rates	(83)	58	20	(6)	(60)	32	(32)	(71)	4	(67)
Net sales	4,116	2,932	1,491	1,069	2,503	1,457	(1,457)	12,111	52	12,163
Operating profit/(loss)
At budgeted exchange rates(i)	1,925	941	180	298	588	112	—	4,044	(160)	3,884
Acquisitions and disposals	4	—	—	—	—	—	—	4	—	4
ISC allocation	14	67	5	14	12	(112)	—	—	—	—
Retranslation to actual exchange rates	(61)	20	6	(4)	(32)	—	—	(71)	2	(69)
Operating profit/(loss) before exceptional items	1,882	1,028	191	308	568	—	—	3,977	(158)	3,819
Exceptional items	—	—	(128)	—	—	—	—	(128)	—	(128)
Operating profit/(loss)	1,882	1,028	63	308	568	—	—	3,849	(158)	3,691
Non-operating items										—
Net finance charges										(260)
Share of after tax results of associates and joint ventures
- Moët Hennessy										305
- Other										4
Profit before taxation										3,740

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2017
Sales	4,725	4,985	2,132	1,303	4,923	1,390	(1,390)	18,068	46	18,114
Net sales
At budgeted exchange rates(i)	3,523	2,474	1,240	873	1,977	1,418	(1,324)	10,181	39	10,220
Acquisitions and disposals	—	2	15	7	41	—	—	65	—	65
ISC allocation	11	60	4	11	8	(94)	—	—	—	—
Retranslation to actual exchange rates	627	288	297	153	393	66	(66)	1,758	7	1,765
Net sales	4,161	2,824	1,556	1,044	2,419	1,390	(1,390)	12,004	46	12,050
Operating profit/(loss)
At budgeted exchange rates(i)	1,648	741	159	195	375	116	—	3,234	(169)	3,065
Acquisitions and disposals	—	—	(8)	—	—	—	—	(8)	(1)	(9)
ISC allocation	14	72	5	13	12	(116)	—	—	—	—
Retranslation to actual exchange rates	237	123	62	42	100	—	—	564	(19)	545
Operating profit/(loss) before exceptional items	1,899	936	218	250	487	—	—	3,790	(189)	3,601
Exceptional items	—	(33)	—	—	(9)	—	—	(42)	—	(42)
Operating profit/(loss)	1,899	903	218	250	478	—	—	3,748	(189)	3,559
Non-operating items										20
Net finance charges										(329)
Share of after tax results of associates and joint ventures
- Moët Hennessy										302
- Other										7
Profit before taxation										3,559

(i)	These items represent the IFRS 8 performance measures for the geographical and ISC segments.

(1)
The net sales figures for ISC reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the ISC segment to the other operating segments, inter-segmental sales are not material.

(2)	The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(3)    Approximately 40% of annual net sales occur in the last four months of each calendar year.

Schedule of other segmental information
(b) Other segmental information

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Corporate and other £ million	Total £ million
2019
Capital expenditure	150	32	160	48	40	197	44	671
Depreciation and intangible asset amortisation	(51)	(18)	(81)	(13)	(42)	(110)	(59)	(374)
2018
Capital expenditure	132	22	163	44	44	131	48	584
Depreciation and intangible asset amortisation	(44)	(20)	(77)	(7)	(42)	(110)	(68)	(368)
Exceptional accelerated depreciation and impairment	—	—	(35)	—	—	—	—	(35)
Exceptional impairment of intangible assets	—	—	(90)	—	—	—	—	(90)
2017
Capital expenditure	112	27	126	34	48	125	46	518
Depreciation and intangible asset amortisation	(41)	(21)	(77)	(7)	(42)	(107)	(66)	(361)

Schedule of category and geographical analysis
(c) Category and geographical analysis

	Category analysis						Geographic analysis
	Spirits £ million	Beer £ million	Wine £ million	Ready to drink £ million	Other £ million	Total £ million	Great Britain £ million	United States £ million	Nether- lands £ million	India £ million	Rest of World £ million	Total £ million
2019
Sales(i)	15,283	2,758	78	945	230	19,294	1,706	4,724	70	3,236	9,558	19,294
Non-current assets(ii), (iii)	—	—	—	—	—	—	1,637	4,662	2,525	3,829	7,668	20,321
2018
Sales(i)	14,605	2,647	81	854	245	18,432	1,630	4,310	63	3,086	9,343	18,432
Non-current assets(ii), (iii)	—	—	—	—	—	—	1,717	4,221	2,367	3,688	7,792	19,785
2017
Sales(i)	14,241	2,635	81	854	303	18,114	1,558	4,366	62	3,070	9,058	18,114
Non-current assets(ii), (iii)	—	—	—	—	—	—	1,678	4,012	2,392	4,009	7,410	19,501

(i)    The geographical analysis of sales is based on the location of third party customers.

(ii)
The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.

(iii)	The management information provided to the chief operating decision maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.